Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Schedule of trade and other payables
Trade and other payables comprise the following:

	2022	2021
	$	$
Trade payables	43,813	29,720
Accrued bonuses and other compensation-related liabilities	36,379	30,460
Sales tax payable	8,007	10,358
Interest payable	458	262
Due to processors	6,923	6,497
Due to merchants not related to segregated funds	20,076	14,991
Other accrued liabilities	9,877	9,560
	125,533	101,848